Annual Total Returns[BarChart] - Direxion Daily SP 500 Bull 3X Shares - Direxion Daily S&P 500® Bull 3X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.57%)	44.00%	117.94%	37.82%	(5.48%)	29.37%	70.89%	(24.86%)	103.29%	9.73%